Benefit Plans (Net Pension Cost Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.40%	5.90%
Expected rate of return on plan assets	5.70%	6.25%	7.20%
Rate of compensation increase	3.50%	3.50%	4.50%
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.40%	4.00%	4.33%
Expected rate of return on plan assets	6.21%	6.21%	6.69%
Rate of compensation increase	2.66%	2.90%	3.21%